Equity Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of fair valuation assumptions of option awards
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model using the range of assumptions for the years ended December 31, 2018 and 2019 as noted in the following table:

	YEARS ENDED DECEMBER 31,
	2018	2019
Expected volatility	71.4%-77.7%	77.0%-78.7%
Expected dividends	0.0%	0.0%
Expected term (in years)	6.1-10	6.1-10
Risk-free rate	2.8%-3.2%	1.4%-2.4%

Summary of Total Stock-based Compensation Including Both Stock Option Awards And Restricted Stock
Total stock-based compensation (including both stock option awards and restricted stock awards) was as follows:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
	(in thousands)
General and administrative	$172	$112	$512	$255
Research and development	168	89	447	156

Total stock-based compensation	$340	$201	$959	$411

Total stock-based compensation by award type was as follows:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
	(in thousands)
Restricted stock	$8	$27	$24	$89
Stock options	332	174	935	322

Total stock-based compensation	$340	$201	$959	$411

Total stock-based compensation (including both stock option awards and restricted stock) was as follows:

	YEARS ENDED DECEMBER 31,
	2018	2019
	(in thousands)
General and administrative	$207	$361
Research and development	119	350

Total stock-based compensation	$326	$711

Total stock-based compensation by award type was as follows:

	YEARS ENDED DECEMBER 31,
	2018	2019
	(in thousands)
Restricted stock	$199	$116
Stock options	127	595

Total stock-based compensation	$326	$711

Summary of Option Activity
A summary of option activity is presented below:

	SHARES	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)
Outstanding at December 31, 2019	1,991,066	$3.41
Granted	182,147	7.47
Exercised	(64,062)	1.70
Canceled, expired or forfeited	—	—

Outstanding at September 30, 2020	2,109,151	$3.81	8.4	$23,604

Vested at September 30, 2020	791,272	$2.70	7.8	$9,736

A summary of option activity under the Plan is presented below:

	SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)
Outstanding at December 31, 2018	970,027	$1.74
Granted	1,109,073	4.74
Exercised	(36,012)	1.62
Canceled, expired or forfeited	(52,022)	2.14

Outstanding at December 31, 2019	1,991,066	$3.41	9.0	$6,696

Vested at December 31, 2019	455,449	$1.72	7.9	$2,301